                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2001

     For contracts purchased on and after January 28, 2002 purchase payments will be allocated to variable account investment options that invest in Class B shares of the Trust. Contract owners who purchased their contracts prior to January 28, 2002 may continue to allocate purchase payments to variable investment options that invest in Class A shares of the Trust. Class B shares of the Trust are subject to a 0.35% Rule 12b-1 plan and are described in the Trust prospectus, as supplemented January 2, 2002.

     Set forth below is the "Trust Annual Expenses (Class B shares) and the Example of Expenses reflecting the Class B shares.

                     TRUST ANNUAL EXPENSES (CLASS B SHARES)
           (as a percentage of Trust average net assets for the fiscal year ended December 31, 2000)(I)


                                                                                                                  TOTAL TRUST
                                                                                       OTHER EXPENSES           ANNUAL EXPENSES
                                         MANAGEMENT             CLASS B                (AFTER EXPENSE            (AFTER EXPENSE
       TRUST PORTFOLIO                      FEES             RULE 12b-1FEE              REIMBURSEMENT)           REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------------------
Internet Technologies...............       1.000%                0.350%                     0.130%                 1.480%(E)
Pacific Rim Emerging Markets........       0.700%                0.350%                     0.180%                 1.230%
Telecommunications..................       0.950%                0.350%                     0.130%                 1.430%(A)
Science & Technology................       0.916%(F)             0.350%                     0.040%                 1.306%
International Small Cap.............       0.914%                0.350%                     0.440%                 1.704%
Health Sciences.....................       0.950%(F)             0.350%                     0.130%                 1.430%(A)
Aggressive Growth...................       0.850%                0.350%                     0.070%                 1.270%
Emerging Small Company..............       0.896%                0.350%                     0.050%                 1.296%
Small Company Blend.................       0.900%                0.350%                     0.140%                 1.390%
Dynamic Growth......................       0.850%                0.350%                     0.070%                 1.270%(E)
Mid Cap Growth......................       0.850%                0.350%                     0.280%                 1.480%(A)
Mid Cap Opportunities...............       0.850%                0.350%                     0.230%                 1.430%(A)
Mid Cap Stock.......................       0.775%                0.350%                     0.075%                 1.200%
All Cap Growth......................       0.778%                0.350%                     0.050%                 1.178%
Financial Services..................       0.800%                0.350%                     0.090%                 1.240%(A)
Overseas............................       0.800%                0.350%                     0.200%                 1.350%
International Stock.................       0.850%(F)             0.350%                     0.180%                 1.380%
International Value.................       0.850%                0.350%                     0.180%                 1.380%
Capital Appreciation................       0.750%                0.350%                     0.500%(H)              1.600%(H)
Strategic Opportunities ............       0.700%                0.350%                     0.050%                 1.100%
Quantitative Mid Cap................       0.650%                0.350%                     0.070%                 1.070%(A)
Global Equity.......................       0.750%                0.350%                     0.120%                 1.220%
Strategic Growth....................       0.750%                0.350%                     0.120%                 1.220%(A)
Growth..............................       0.683%                0.350%                     0.050%                 1.083%
Large Cap Growth....................       0.750%                0.350%                     0.065%                 1.165%
All Cap Value.......................       0.800%                0.350%                     0.140%                 1.290%(A)
Capital Opportunities...............       0.750%                0.350%                     0.160%                 1.260%(A)
Quantitative Equity.................       0.596%                0.350%                     0.050%                 0.996%
Blue Chip Growth....................       0.713%(F)             0.350%                     0.035%                 1.098%
Utilities...........................       0.750%                0.350%                     0.270%                 1.370%(A)
Real Estate Securities..............       0.647%(A)             0.350%                     0.060%                 1.057%
Small Company Value.................       0.900%(F)             0.350%                     0.190%                 1.440%
Mid Cap Value.......................       0.800%                0.350%                     0.160%                 1.310%(A)
Value...............................       0.650%                0.350%                     0.060%                 1.060%
Tactical Allocation.................       0.750%                0.350%                     0.430%                 1.530%(E)
Fundamental Value...................       0.800%                0.350%                     0.130%                 1.280%(A)


                                                                                                                TOTAL TRUST
                                                                                       OTHER EXPENSES         ANNUAL EXPENSES
                                        MANAGEMENT             CLASS B                 (AFTER EXPENSE          (AFTER EXPENSE
        TRUST PORTFOLIO                    FEES             RULE 12b-1FEE              REIMBURSEMENT)          REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------------------------------
Growth & Income.....................       0.524%                0.350%                     0.040%                 0.914%
U.S. Large Cap Value................       0.725%                0.350%                     0.055%                 1.130%
Equity-Income.......................       0.725%(F)             0.350%                     0.035%                 1.110%
Income & Value......................       0.650%                0.350%                     0.060%                 1.060%
Balanced............................       0.554%(A)             0.350%                     0.060%                 0.964%
High Yield..........................       0.625%                0.350%                     0.065%                 1.040%
Strategic Bond......................       0.625%                0.350%                     0.095%                 1.070%
Global Bond.........................       0.600%                0.350%                     0.200%                 1.150%
Total Return........................       0.600%                0.350%                     0.065%                 1.015%
Investment Quality Bond.............       0.500%                0.350%                     0.080%                 0.930%
Diversified Bond....................       0.600%                0.350%                     0.060%                 1.010%
U.S. Government Securities..........       0.550%                0.350%                     0.070%                 0.970%
Money Market........................       0.350%                0.350%                     0.040%                 0.740%
Small Cap Index.....................       0.375%                0.350%                     0.075%G                0.800%(E)
International Index.................       0.400%                0.350%                     0.050%G                0.800%(E)
Mid Cap Index.......................       0.375%                0.350%                     0.075%G                0.800%(E)
Total Stock Market Index............       0.375%                0.350%                     0.075%G                0.800%(E)
500 Index...........................       0.375%                0.350%                     0.025%G                0.750%(E)
Lifestyle Aggressive 1000D..........       0.070%                0.000%                     1.238%B                1.308%(C)
Lifestyle Growth 820D...............       0.055%                0.000%                     1.166%B                1.221%(C)
Lifestyle Balanced 640D.............       0.055%                0.000%                     1.092%B                1.147%(C)
Lifestyle Moderate 460D.............       0.064%                0.000%                     1.026%B                1.090%(C)
Lifestyle Conservative 280D.........       0.075%                0.000%                     0.984%B                1.059%(C)
---------------------------------------------------------------------------------------------------------------------------------

     (A)  Based on estimates to be made during the current fiscal year.

     (B)  Reflects expenses of the Underlying Portfolios.

     (C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as noted below. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

     If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser.

     This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2000) as noted in the chart below:

                                  MANAGEMENT    RULE 12b-1    OTHER        TOTAL TRUST
     TRUST PORTFOLIO                 FEES          FEES      EXPENSES    ANNUAL EXPENSES
     Lifestyle Aggressive 1000...   0.070%        0.000%      1.263%         1.333%
     Lifestyle Growth 820........   0.055%        0.000%      1.176%         1.231%
     Lifestyle Balanced 640......   0.055%        0.000%      1.102%         1.157%
     Lifestyle Moderate 460......   0.064%        0.000%      1.051%         1.115%
     Lifestyle Conservative 280..   0.075%        0.000%      1.016%         1.091%

     (D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote
         (C) above.

     (E) Annualized - For the period May 1, 2000 (commencement of operations) to December 31, 2000.

     (F) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Blue Chip Growth Trust, Small Company Value Trust, the Equity-Income Trust and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:
                                                      FEE REDUCTION
        COMBINED ASSET LEVELS              (AS A PERCENTAGE OF THE ADVISORY FEE)

        First $750 million                                 0.00%
        Between $750 million and $1.5 billion              2.50%
        Between $1.5 billion and $3.0 billion              3.75%
        Over $3.0 billion                                  5.00%

     The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the adviser. As of September 30, 2001, the combined asset level for all six portfolios was approximately $3.396 billion resulting in a fee reduction of 3.408%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.

     (G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.097% and 0.650%, respectively, for the International Index Trust, 0.125% and 0.650%, respectively, for the Small Cap Index Trust, and 0.164% and 0.690%, respectively, for the Mid Cap Index Trust and 0.090% and 0.620%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2001 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.

     (H) Annualized - For period November 1, 2000 (commencement of operations) to December 31, 2000. For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Appreciation Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2000. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.700% and 1.600%, respectively. These voluntary expense reimbursements may be terminated at any time.

     (I) Effective January 1, 2002, the Trust implemented a Class B Rule 12b-1 plan while simultaneously reducing its advisory fees (by 0.15%) and implementing advisory fee breakpoints. The Trust Annual Expense chart reflects these changes.

EXAMPLE

Regardless of whether the contract owner annuitized as provided in the contract, surrendered the contract or did not surrender the contract at the end of the applicable time period, the contract owner will have paid the following expenses on a $1,000 investment, assuming: (a) all purchase payments are allocated to variable account investment options that invest in Class B shares of the Trust,
(b) 5% annual return on assets and (c) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:

------------------------------------------------------------------------------------------------------------------
TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
------------------------------------------------------------------------------------------------------------------
Internet Technologies                                  32              97              164             344
------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                           29              89              152             320
------------------------------------------------------------------------------------------------------------------
Telecommunications                                     31              95              162             339
------------------------------------------------------------------------------------------------------------------
Science & Technology                                   30              91              156             328
------------------------------------------------------------------------------------------------------------------
International Small Cap                                34              103             175             364
------------------------------------------------------------------------------------------------------------------
Health Sciences                                        31              95              162             339
------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                      30              90              154             324
------------------------------------------------------------------------------------------------------------------
Emerging Small Company                                 30              91              155             327
------------------------------------------------------------------------------------------------------------------
Small Company Blend                                    31              94              160             336
------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                         30              90              154             324
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                         32              97              164             344
------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                                  31              95              162             339
------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                          29              88              150             318
------------------------------------------------------------------------------------------------------------------
All Cap Growth                                         29              88              149             315
------------------------------------------------------------------------------------------------------------------
Financial Services                                     29              89              152             321
------------------------------------------------------------------------------------------------------------------
Overseas                                               30              93              158             332
------------------------------------------------------------------------------------------------------------------
International Stock                                    31              94              159             335
------------------------------------------------------------------------------------------------------------------
International Value                                    31              94              159             335
------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                   33              100             170             355
------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                                28              85              145             308
------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                                   28              84              144             305
------------------------------------------------------------------------------------------------------------------
Global Equity                                          29              89              151             319
------------------------------------------------------------------------------------------------------------------
Strategic Growth                                       29              89              151             319
------------------------------------------------------------------------------------------------------------------
Growth                                                 28              85              145             306
------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                       28              87              149             314
------------------------------------------------------------------------------------------------------------------
All Cap Value                                          30              91              155             326
------------------------------------------------------------------------------------------------------------------
Capital Opportunities                                  29              90              153             323
------------------------------------------------------------------------------------------------------------------
Quantitative Equity                                    27              82              140             298
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                       28              85              145             308
------------------------------------------------------------------------------------------------------------------
Utilities                                              30              93              159             334
------------------------------------------------------------------------------------------------------------------
Real Estate Securities                                 27              84              143             304
------------------------------------------------------------------------------------------------------------------
Small Company Value                                    31              95              162             340
------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                          30              92              156             328
------------------------------------------------------------------------------------------------------------------
Value                                                  27              84              143             304
------------------------------------------------------------------------------------------------------------------
Tactical Allocation                                    32              98              166             348
------------------------------------------------------------------------------------------------------------------
Fundamental Value                                      30              91              154             325
------------------------------------------------------------------------------------------------------------------
Growth & Income                                        26              80              136             290
------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                                   28              86              147             311
------------------------------------------------------------------------------------------------------------------
Equity-Income                                          28              86              146             309
------------------------------------------------------------------------------------------------------------------
Income & Value                                         27              84              143             304
------------------------------------------------------------------------------------------------------------------
Balanced                                               26              81              139             295
------------------------------------------------------------------------------------------------------------------
High Yield                                             27              84              142             302
------------------------------------------------------------------------------------------------------------------
Strategic Bond                                         28              84              144             305
------------------------------------------------------------------------------------------------------------------
Global Bond                                            28              87              148             313
------------------------------------------------------------------------------------------------------------------
Total Return                                           27              83              141             300
------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                                26              80              137             291
------------------------------------------------------------------------------------------------------------------
Diversified Bond                                       27              83              141             299
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                             27              81              139             295
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
-------------------------------------------------------------------------------------------------------------------
Money Market                                           24              75              128             273
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                                        25              76              131             279
-------------------------------------------------------------------------------------------------------------------
International Index                                    25              76              131             279
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                          25              76              131             279
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                               25              76              131             279
-------------------------------------------------------------------------------------------------------------------
500 Index                                              24              75              128             274
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                              30              91              156             328
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                                   29              89              151             320
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                                 28              87              148             313
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                                 28              85              145             307
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                             27              84              143             304
-------------------------------------------------------------------------------------------------------------------

For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.


                        SUPPLEMENT DATED JANUARY 28, 2002